UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8268

Firsthand Funds
(Exact name of registrant as specified in charter)

125 South Market, Suite 1200, San Jose, CA		95113
(Address of principal executive offices)		(Zip code)

Firsthand Capital Management, Inc. 125 South Market, Suite 1200, San Jose, CA 95113
(Name and address of agent for service)

Registrant's telephone number, including area code:		(408) 294-2200

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Firsthand Technology Value Fund

Portfolio of Investments

March 31, 2008

(unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 92.0% ($267,146,471)
Advanced Materials— 12.0% ($34,977,480)
Corning, Inc.	987,000	$23,727,480
UCT Coatings, Inc., Series B* (1)	500,000	11,250,000
Communications— 3.8% ($11,017,986)
Clearwire Corp.*	459,000	6,797,790
ViaSat, Inc.*	194,300	4,220,196
Communications Equipment— 1.4% ($4,025,200)
Alvarion Ltd.*	555,200	4,025,200
Electronic Entertainment— 1.1% ($3,242,500)
Nintendo Co. Ltd. - ADR*	50,000	3,242,500
Energy Efficiency— 3.8% ($10,962,300)
Echelon Corp.*	411,000	5,548,500
Itron, Inc.*	60,000	5,413,800
Intellectual Property— 6.8% ($19,720,379)
Silicon Genesis Corp., Common* (1)(2)	743,077	1,505,036
Silicon Genesis Corp., Series 1-D* (1)(2)	850,830	3,881,027
Silicon Genesis Corp., Series 1-E* (1)(2)	4,071,226	11,482,526
Silicon Genesis Corp., Series 1-F* (1)(2)	912,453	2,851,790
Internet— 7.1% ($20,557,430)
Akamai Technologies, Inc.*	180,500	5,082,880
Napster, Inc.* (3)	600,000	888,000
Netflix, Inc.*	350,000	12,127,500
Yahoo! Inc.*	85,000	2,459,050
Networking— 3.3% ($9,517,080)
Cisco Systems, Inc.*	382,900	9,224,061
IP Unity, Inc., Series C* (1)	1,104,265	11,043
IP Unity, Inc., Series E* (1)	193,042	281,976
Polaris Networks, Inc., Series A* (1)	297,848	0
Other Electronics— 5.1% ($14,996,682)
Intevac, Inc.*	726,400	9,406,880
Microvision, Inc.*	50,000	121,000
VeriFone Holdings, Inc.*	344,600	5,468,802
Peripherals— 4.5% ($13,015,440)
EMC Corp.*	490,000	7,026,600
Seagate Technology, Inc.	286,000	5,988,840
Photonics— 0.0% ($0)
Celox Networks, Inc., Common* (1)	138,121	0
Celox Networks, Inc., Series A-1* (1)	1,000,000	0
Luminous Networks, Inc., Common* (1)	28,513	0
Luminous Networks, Inc., Series A1* (1)	129,664	0
Luminous Networks, Inc., Series B1* (1)	259,236	0
Renewable Energy— 16.1% ($46,734,355)
Cypress Semiconductor Corp.*	897,300	21,185,254
Solaicx, Series B* (1)(2)	7,396,238	5,412,271
Solaicx, Series C* (1)(2)	2,916,581	3,578,995
SoloPower, Series A* (1)(2)	2,721,088	10,726,529
SoloPower, Series B* (1)(2)	228,779	1,002,052
Trina Solar Ltd. - ADR*	157,100	4,829,254
Semiconductor Equipment— 3.8% ($11,019,309)
Applied Materials, Inc.	276,400	5,392,564
FormFactor, Inc.*	294,594	5,626,745
Semiconductors— 22.1% ($64,224,659)
AuthenTec, Inc.*	953,929	9,482,054
Broadcom Corp.*	180,700	3,482,089
Chartered Semiconductor Manufacturing Ltd. - ADR*	1,126,100	5,968,330
Clarisay, Inc., Series B* (1)(2)	2,605,306	0
Clarisay, Inc., Series C* (1)(2)	7,194,244	0
Intel Corp.	396,500	8,397,870
Qimonda AG - ADR*	312,600	1,347,306
Rambus, Inc.*	991,500	23,111,865
SanDisk Corp.*	250,000	5,642,500
Semiconductor Manufacturing International Corp.*	700,000	2,457,000
SiRF Technology Holdings, Inc.*	749,000	3,812,410
Soitec S.A.*	72,740	523,235

	SHARES/ UNITS	MARKET VALUE
Common Stocks — continued
Software— 1.1% ($3,135,671)
Omniture, Inc.*	135,100	$3,135,671
WARRANTS— 1.5% ($4,421,770)
Advanced Materials— 0.3% ($1,000,002)
UCT Coatings, Inc., B Warrant* (1)	600,000	1,000,002
Intellectual Property— 0.9% ($2,605,238)
Silicon Genesis Corp., 1-E Warrant* (1)(2)	1,257,859	2,547,680
Silicon Genesis Corp., Common Warrant* (1)(2)	37,982	57,558
Networking— 0.0% ($69)
IP Unity, Inc., E Warrant* (1)	69,496	69
Polaris Networks, Inc., Convertible Warrant* (1)	75,712	0
Photonics— 0.0% ($0)
Celox Networks, Inc., A-1 Warrant* (1)	500,000	0
Luminous Networks, Inc., Common Warrant* (1)	3,822	0
Renewable Energy— 0.3% ($816,461)
Solaicx, Series C Warrant* (1)(2)	670,814	816,461
Semiconductors— 0.0% ($0)
Clarisay, Inc., D Warrant* (1)(2)	2,350,000	0
CONVERTIBLE BONDS— 0.0% ($0)
Networking— 0.0% ($0)
Polaris Networks, Inc., 10.00%* (1)	100,949	0
Semiconductors— 0.0% ($0)
Clarisay, Inc., 8.00%* (1)(2)	2,350,000	0
PARTICIPATION NOTE— 0.5% ($1,506,820)
Renewable Energy— 0.5% ($1,506,820)
Suzlon Energy Ltd., 0.00%, 09/16/10*	229,000	1,506,820
CASH EQUIVALENTS— 7.7% ($22,348,721)
PNC Bank Money Market Portfolio	22,348,721	22,348,721
Total Investments (Cost $352,108,215) — 101.7%		295,423,782

Liabilities in excess of other assets — (1.7)%		(4,878,550)

NET ASSETS — 100.0%		$290,545,232

(1)	Restricted security.
(2)	Affiliated issuer.
(3)

Napster, Inc. has the right to put a restriction of public sale on 600,000 shares of the Fund’s Napster, Inc. holding. As of March 31, 2008 there are no restrictions on the Fund’s shares of Napster, Inc.

*	Non-income producing security.
ADR	American Depositary Receipt

Firsthand Technology Leaders Fund

Portfolio of Investments

March 31, 2008

(unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 96.9% ($49,179,097)
Advanced Materials— 5.3% ($2,700,341)
Corning, Inc.	112,327	$2,700,341
Communications— 5.7% ($2,901,612)
China Mobile Hong Kong Ltd. - ADR	38,683	2,901,612
Communications Equipment— 4.3% ($2,167,305)
Nokia Corp. - ADR	68,090	2,167,305
Computer— 9.6% ($4,860,774)
Apple Computer, Inc.*	20,700	2,970,450
Hewlett-Packard Co.	41,400	1,890,324
Internet— 7.1% ($3,593,812)
eBay, Inc.*	47,295	1,411,283
Google, Inc., Class A*	4,955	2,182,529
Networking— 5.1% ($2,603,406)
Cisco Systems, Inc.*	108,070	2,603,406
Other Electronics— 11.6% ($5,904,919)
Koninklijke (Royal) Philips Electronics N.V.	31,700	1,215,378
L-1 Identity Solutions, Inc.*	182,800	2,431,240
VeriFone Holdings, Inc.*	142,300	2,258,301
Peripherals— 9.6% ($4,862,795)
EMC Corp.*	165,400	2,371,836
Seagate Technology, Inc.	118,957	2,490,959
Renewable Energy— 3.0% ($1,545,336)
Suntech Power Holdings Co., Ltd. - ADR*	38,100	1,545,336
Semiconductor Equipment— 3.7% ($1,863,205)
Applied Materials, Inc.	95,500	1,863,205
Semiconductors— 21.2% ($10,756,328)
Broadcom Corp.*	111,425	2,147,160
Intel Corp.	141,300	2,992,734
Samsung Electronics Co. Ltd. - GDR (1)	6,900	2,170,293
SanDisk Corp.*	79,900	1,803,343
Texas Instruments, Inc.	58,111	1,642,798
Software— 10.7% ($5,419,264)
Adobe Systems, Inc.*	33,130	1,179,097
Microsoft Corp.	71,250	2,022,075
NICE-Systems Ltd. - ADR*	78,600	2,218,092
CASH EQUIVALENTS— 4.5% ($2,256,612)
PNC Bank Money Market Portfolio	2,256,612	2,256,612
Total Investments (Cost $50,286,397) — 101.4%		51,435,709

Liabilities in excess of other assets — (1.4)%		(691,634)

NET ASSETS — 100.0%		$50,744,075

(1)	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.
*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Firsthand Technology Innovators Fund

Portfolio of Investments

March 31, 2008

(unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 94.1% ($14,692,385)
Communications— 0.9% ($140,624)
Acme Packet, Inc.*	17,600	$140,624
Communications Equipment— 0.4% ($66,560)
Finisar Corp.*	52,000	66,560
Energy Efficiency— 4.5% ($710,100)
Echelon Corp.*	52,600	710,100
Intellectual Property— 39.0% ($6,082,545)
MIPS Technologies, Inc.*	70,000	277,200
Silicon Genesis Corp., Common* (1)(2)	108,815	220,395
Silicon Genesis Corp., Series 1-C* (1)(2)	82,914	978,504
Silicon Genesis Corp., Series 1-E* (1)(2)	1,633,254	4,606,446
Internet— 1.0% ($162,440)
LivePerson, Inc.*	52,400	162,440
Networking— 0.1% ($8,280)
IP Unity, Inc., Series C* (1)	827,957	8,280
Other Electronics— 7.9% ($1,229,275)
Intevac, Inc.*	65,300	845,635
iRobot Corp.*	11,800	201,898
Microvision, Inc.*	75,100	181,742
Photonics— 0.0% ($0)
Luminous Networks, Inc., Common* (1)	49,979	0
Luminous Networks, Inc., Series A1* (1)	227,282	0
Renewable Energy— 3.0% ($461,400)
Akeena Solar, Inc.*	60,000	461,400
Semiconductors— 27.2% ($4,243,624)
AuthenTec, Inc.*	219,045	2,177,307
Netlogic Microsystems, Inc.*	8,000	193,120
PLX Technology, Inc.*	10,000	66,700
Power Integrations, Inc.*	9,000	263,340
Ramtron International Corp.*	50,000	205,000
SigmaTel, Inc.*	122,500	354,025
Silicon Optix, Inc., Series B* (1)	1,111,111	350,000
Synaptics, Inc.*	13,300	317,604
Techwell, Inc.*	29,200	316,528
Services— 2.4% ($382,273)
Innovion Corp., Series C* (1)(2)	1,575,322	147,753
Net 1 UEPS Technologies, Inc.*	10,400	234,520
Software— 7.7% ($1,205,264)
Saba Software, Inc.*	30,300	113,625
Synchronoss Technologies, Inc.*	6,100	122,183
Verint Systems, Inc.*	21,200	341,956
Versant Corp.*	25,000	627,500
WARRANTS— 1.1% ($166,075)
Intellectual Property— 1.1% ($166,075)
Silicon Genesis Corp., 1-E Warrant* (1)(2)	94,339	166,075
Photonics— 0.0% ($0)
Luminous Networks, Inc., Common Warrant* (1)	6,699	0
CONVERTIBLE BOND— 1.7% ($271,751)
Services— 1.7% ($271,751)
Innovion Corp., 9.50%* (1)(2)	543,502	271,751
CASH EQUIVALENTS— 3.5% ($546,010)
PNC Bank Money Market Portfolio	546,010	546,010
Total Investments (Cost $22,393,490) — 100.4%		15,676,221

Liabilities in excess of other assets — (0.4)%		(61,739)

NET ASSETS — 100.0%		$15,614,482

(1)           Restricted security.

(2)           Affiliated issuer

*              Non-income producing security.

Firsthand e-Commerce Fund

Portfolio of Investments

March 31, 2008

(unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 88.3% ($28,084,880)
Communications— 8.5% ($2,691,034)
Comcast Corp., Special Class A	22,500	$426,825
Equinix, Inc.*	15,000	997,350
Internap Network Services Corp.*	23,715	117,627
NeuStar, Inc.*	43,400	1,149,232
Computer— 5.1% ($1,625,668)
Apple, Inc.*	3,400	487,900
Dell, Inc.*	15,500	308,760
International Business Machines Corp.	7,200	829,008
Internet— 33.9% ($10,786,686)
51job, Inc. - ADR*	17,368	282,230
Akamai Technologies, Inc.*	50,800	1,430,528
Baidu.com, Inc. - ADR*	4,100	982,483
Ctrip.com International Ltd. - ADR	23,000	1,219,460
CyberSource Corp.*	41,814	610,903
eBay, Inc.*	33,700	1,005,608
Gmarket, Inc. - ADR*	22,100	473,382
Google, Inc., Class A*	3,200	1,409,504
LivePerson, Inc.*	140,000	434,000
Monster Worldwide, Inc.*	34,900	844,929
ValueClick, Inc.*	56,300	971,175
Yahoo! Inc.*	38,800	1,122,484
Media— 3.3% ($1,055,958)
News Corp., Class B	55,460	1,055,958
Networking— 4.0% ($1,269,543)
Cisco Systems, Inc.*	52,700	1,269,543
Other Electronics— 7.4% ($2,361,472)
L-1 Identity Solutions, Inc.*	84,500	1,123,850
VeriFone Holdings, Inc.*	77,985	1,237,622
Semiconductors— 3.7% ($1,180,176)
AuthenTec, Inc.*	82,400	819,056
SanDisk Corp.*	16,000	361,120
Software— 22.4% ($7,114,343)
Adobe Systems, Inc.*	48,069	1,710,776
Microsoft Corp.	70,000	1,986,600
Omniture, Inc.*	70,446	1,635,051
Oracle Corp.*	91,100	1,781,916
CASH EQUIVALENTS— 12.7% ($4,050,616)
PNC Bank Money Market Portfolio	4,050,616	4,050,616
Total Investments (Cost $30,983,931) — 101.0%		32,135,496

Liabilities in excess of other assets — (1.0)%		(306,632)

NET ASSETS — 100.0%		$31,828,864

*	Non-income producing security.
ADR	American Depositary Receipt

Firsthand Global Technology Fund

Portfolio of Investments

March 31,2008

(unaudited)

	SHARES/ UNITS	MARKET VALUE
COMMON STOCKS— 91.0% ($8,838,213)
Communications— 8.6% ($833,407)
America Movil SAB de C.V., Series L - ADR	3,700	$235,653
Singapore Telecommunications Ltd. - ADR	14,100	400,037
Vodafone Group PLC - ADR	6,700	197,717
Communications Equipment— 5.6% ($541,021)
Alvarion Ltd.*	42,135	305,479
Nokia Corp. - ADR	7,400	235,542
Computer— 4.0% ($385,464)
Lenovo Group Ltd. - ADR	30,000	385,464
Electronic Entertainment— 3.9% ($376,130)
Nintendo Co. Ltd. - ADR*	5,800	376,130
Electronics Manufacturing Services— 4.9% ($478,791)
Hon Hai Precision - GDR	23,364	267,637
Quanta Computer, Inc. - GDR	30,583	211,154
Internet— 7.6% ($740,353)
51job, Inc. - ADR*	8,880	144,300
The9 Ltd. - ADR*	12,000	246,000
Yahoo! Inc.*	12,100	350,053
Other Electronics— 7.6% ($739,736)
Aixtron AG - ADR*	19,600	268,520
Intevac, Inc.*	20,400	264,180
Koninklijke (Royal) Philips Electronics N.V.	5,400	207,036
Renewable Energy— 13.5% ($1,315,578)
Renewable Energy Corp. A.S.*	3,500	97,835
Sharp Corp.	30,288	515,553
Suntech Power Holdings Co., Ltd. - ADR*	9,800	397,488
ULVAC, Inc.	7,600	304,702
Semiconductor Equipment— 5.8% ($559,391)
Applied Materials, Inc.	28,672	559,391
Semiconductors— 15.7% ($1,528,590)
Chartered Semiconductor Manufacturing Ltd. - ADR*	55,942	296,493
Hynix Semiconductor, Inc.*	5,500	154,707
Samsung Electronics Co. Ltd. - GDR* (1)	1,699	534,395
Spreadtrum Communications, Inc. - ADR*	16,500	143,550
Taiwan Semiconductor Manufacturing Co. - ADR	21,002	215,690
Texas Instruments, Inc.	6,500	183,755
Services— 7.8% ($754,689)
iGATE Corp.*	17,989	128,082
Tele Atlas N.V.*	15,700	626,607
Software— 6.0% ($585,063)
Cognizant Technology Solutions Corp., Class A*	3,526	101,654
Dassault Systemes S.A. - ADR	3,900	226,161
NICE-Systems Ltd. - ADR*	3,400	95,948
Verint Systems, Inc.*	10,000	161,300
PARTICIPATION NOTE— 1.9% ($184,240)
Renewable Energy— 1.9% ($184,240)
Suzlon Energy Ltd., 0.00%, 09/16/10*	28,000	184,240
CASH EQUIVALENTS— 7.2% ($697,742)
PNC Bank Money Market Portfolio	697,742	697,742
Total Investments (Cost $9,321,248) — 100.1%		9,720,195

Liabilities in excess of other assets — (0.1)%		(5,834)

NET ASSETS — 100.0%		$9,714,361

(1)	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures has deemed these securities to be liquid.
*	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Liability Co.

Firsthand Alternative Energy Fund

Portfolio of Investments

March 31,2008

(unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS— 64.8% ($1,829,882)
Advanced Materials— 5.7% ($161,379)
Corning, Inc.	4,560	$109,622
MEMC Electronic Materials, Inc.*	730	51,757
Battery— 1.3% ($37,044)
Valence Technology, Inc.*	8,400	37,044
Energy Efficiency— 11.2% ($315,223)
Echelon Corp.*	9,605	129,667
Honeywell International, Inc.	1,180	66,576
Itron, Inc.*	565	50,980
Lime Energy Co.*	6,800	68,000
Other Electronics— 7.3% ($204,862)
Aixtron AG - ADR*	10,000	137,000
Koninklijke (Royal) Philips Electronics N.V.	1,770	67,862
Renewable Energy— 36.5% ($1,031,680)
Akeena Solar, Inc.*	11,995	92,242
Conergy AG	3,500	76,028
Cypress Semiconductor Corp.*	1,310	30,929
Gamesa Corp. Tecnologica S.A.	2,000	91,579
KYOCERA Corp. - ADR	750	63,045
LDK Solar Co. Ltd. - ADR*	930	25,110
Motech Industries, Inc.	10,400	71,397
Orion Energy Systems, Inc.*	2,300	21,942
Renewable Energy Corp. A.S.*	1,340	37,457
Sharp Corp.	6,000	102,130
Solarfun Power Holdings Co., Ltd. - ADR*	4,700	56,682
Suntech Power Holdings Co., Ltd. - ADR*	2,820	114,379
Trina Solar Ltd. - ADR*	2,300	70,702
U.S. Geothermal, Inc.*	10,500	23,625
ULVAC, Inc.	1,200	48,111
Vestas Wind Systems A.S.	620	67,704
WFI Industries Ltd.	600	12,968
Yingli Green Energy Holding Co. - ADR*	1,500	25,650
Semiconductor Equipment— 1.9% ($53,360)
Applied Materials, Inc.	2,735	53,360
Semiconductors— 0.9% ($26,334)
Power Integrations, Inc.*	900	26,334
CASH EQUIVALENTS— 37.1% ($1,049,493)
PNC Bank Money Market Portfolio	1,049,493	1,049,493
Total Investments (Cost $3,033,058) — 101.9%		2,879,375

Liabilities in excess of other assets — (1.9)%		(53,085)

NET ASSETS — 100.0%		$2,826,290

*	Non-income producing security.
ADR	American Depositary Receipt

NOTES TO PORTFOLIOS OF INVESTMENTS

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2008.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand Technology Innovators Fund	Firsthand e-Commerce Fund	Firsthand Global Technology Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$58,590,611	$7,269,511	$5,554,242	$4,121,702	$1,411,404	$97,673
Gross unrealized depreciation	(116,077,771)	(6,168,582)	(12,271,511)	(2,970,137)	(1,012,457)	(251,356)
Net unrealized appreciation (depreciation)	$(57,487,160)	$1,100,929	$(6,717,269)	$1,151,565	$398,947	$(153,683)
Federal income tax cost	$352,910,942	$50,334,780	$22,393,490	$30,983,931	$9,321,248	$3,033,058

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended March 31, 2008, is noted below:

	SHARE ACTIVITY
	Balance		Sales/Maturity/	Balance	Realized	Value	Acquisition
Affiliate	12/31/07	Purchases	Expiration	3/31/08	Gain (Loss)	3/31/08	Cost

Firsthand Technology Value Fund

Clarisay, Inc., Series B (1)	2,605,306	—	—	2,605,306	$—	$—	$2,383,855
Clarisay, Inc., Series C	7,194,244	—	—	7,194,244	—	—	2,000,000
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	250,000	—	—	250,000	—	—	—
Clarisay, Inc., Warrant	100,000	—	—	100,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	250,000	—	—	250,000	—	—	250,000
Clarisay, Inc., 8.00%	100,000	—	—	100,000	—	—	100,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	3,881,027	4,315,500
Silicon Genesis Corp., Series 1-E	4,071,226	—	—	4,071,226	—	11,482,526	4,315,500
Silicon Genesis Corp., Series 1-F (2)	912,453	—	—	912,453	—	2,851,790	2,007,397
Silicon Genesis Corp., Common	743,077	—	—	743,077	—	1,505,036	3,684,494
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	2,547,680	—
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	57,558	—
Solaicx, Series B (4)	7,396,238	—	—	7,396,238	—	5,412,271	4,396,238
Solaicx, Series C	2,916,581	—	—	2,916,581	—	3,578,995	3,578,995
Solaicx, Series C Warrant	670,814	—	—	670,814	—	816,461	—
SoloPower, Series A	2,721,088	—	—	2,721,088	—	10,726,529	3,999,999
SoloPower, Series B	228,779	—	—	228,779	—	1,002,052	1,002,052

Firsthand Technology Innovators Fund

Innovion Corp., Series C	1,575,322	—	—	1,575,322	—	147,753	3,000,075
Innovion Corp., Warrant	602,577	—	602,577	—	—	—	—
Innovion Corp., 9.50%	543,502	—	—	543,502	—	271,751	543,502
Innovion Corp., Warrant	30,129	—	30,129	—	—	—	—
Silicon Genesis Corp., Series 1-C	82,914	—	—	82,914	—	978,504	1,731,250
Silicon Genesis Corp., Series 1-E	1,633,254	—	—	1,633,254	—	4,606,446	1,731,249
Silicon Genesis Corp., Common	108,815	—	—	108,815	—	220,395	1,516,773
Silicon Genesis Corp., Series 1-E Warrant	94,339	—	—	94,339	—	166,075	—

(1)	Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.
(2)	912,453 shares of Silicon Genesis, Series 1-F purchased at $2.20 with matured principal and interest of Silicon Genesis, 5.00% Note
(3)	Expired 05/01/07
(4)	Additional 1,396,238 shares of Solaicx, Series B purchased at $1.00 with matured principal and interest of Solaicx, 10.25% Note

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of March 31, 2008, the Funds were invested in the following restricted securities:

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology Value Fund

Celox Networks, Inc., Common	April 17, 2001	138,121	14,999,941	—	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	—	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	—	—	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	—	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	2,383,855	—	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	—	0.00%
Clarisay, Inc., D Warrants	September 19, 2003	100,000	—	—	0.00%
Clarisay, Inc., D Warrants	August 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	June 3, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	November 10, 2003	500,000	—	—	0.00%
Clarisay, Inc., D Warrants	September 12, 2003	250,000	—	—	0.00%
Clarisay, Inc., D Warrants	July 7, 2003	500,000	—	—	0.00%
IP Unity, Inc., Series E Warrants	August 4, 2004	69,496	69	69	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,104,265	1,987,677	11,043	0.00%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	281,976	0.10%
Luminous Networks, Inc., Common (1)	Various	28,513	1,800,638	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	3,822	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S (1)	Various	129,664	200,071	—	0.00%
Luminous Networks, Inc., Series B1 P/S	June 9, 2005	259,236	400,000	—	0.00%
Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475	50,475	—	0.00%
Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474	50,474	—	0.00%
Polaris Networks, Inc., Convertible Warrants	March 29, 2004	75,712	—	—	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	297,848	297,848	—	0.00%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	2,547,680	0.88%
Silicon Genesis Corp., Common	April 30, 2002	726,424	3,684,494	1,471,307	0.51%
Silicon Genesis Corp., Common (2)	November 21, 2005	16,653	—	33,729	0.01%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	57,558	0.02%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	3,881,027	1.34%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	4,071,226	4,315,500	11,482,526	3.95%
Silicon Genesis Corp., Series 1-F P/S	June 29, 2007	912,453	2,007,397	2,851,790	0.98%
Solaicx, Series B P/S	December 16, 2005	6,000,000	3,000,000	4,390,560	1.51%
Solaicx, Series B P/S	January 19, 2007	1,396,238	1,396,238	1,021,711	0.35%
Solaicx, Series C P/S	April 23, 2007	2,916,581	3,578,995	3,578,995	1.23%
Solaicx, Series C Warrants	April 23, 2007	670,814	—	816,461	0.28%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	10,726,529	3.69%
SoloPower, Series B P/S	July 9, 2007	228,779	1,002,052	1,002,052	0.34%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	11,250,000	3.87%
UCT Coatings, Inc., Series Common Warrants (3)	October 5, 2004	600,000	—	1,000,002	0.35%
			$60,334,530	$56,405,015	19.41%

Security Description	Acquisition Date	Shares	Cost	Value	% Net Assets

Firsthand Technology Innovators Fund

Innovion Corp., 9.50%, C/N	December 30, 2003	543,502	543,502	271,751	1.74%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	140,688	0.90%
Innovion Corp., Series C P/S	November 20, 2007	75,322	75	7,065	0.05%
IP Unity, Inc., Series C P/S	July 27, 2001	827,957	1,490,323	8,280	0.05%
Luminous Networks, Inc., Common (1)	Various	49,979	3,156,250	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	6,699	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S (1)	Various	227,282	350,694	—	0.00%
Silicon Genesis Corp., Series 1-E Warrant	February 26, 2003	94,339	—	166,075	1.06%
Silicon Genesis Corp., Common	March 8, 2001	102,135	1,516,773	206,865	1.32%
Silicon Genesis Corp., Common (2)	November 21, 2005	6,680	—	13,530	0.09%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	978,504	6.27%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	1,633,254	1,731,249	4,606,446	29.50%
Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111	1,000,000	350,000	2.24%
			$14,520,116	$6,749,204	43.22%

(1)

As a result of a new round of financing on June 9, 2005, certain shares of Luminous Series D P/S and Series E P/S were converted into certain Common and Series A1 P/S shares. The original acquisition date for the Series D P/S shares was May 31, 2001, and the original acquisition date for the Series E P/S shares was October 16, 2003. The new Common and Series A1 P/S will carry the original acquisition date of the Series D and Series E P/S.

(2)	Shares granted at no cost by issuer.
(3)	3:1 stock split

P/S Preferred Stock

C/N Convertible Note

Statement of Financial Accounting Standard No. 157

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical assets.

•                  Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used to for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the following Funds’ net assets as of March 31, 2008:

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*
Firsthand Technology Value Fund	$234,269,446	—	$57,911,836	—	$3,242,500	—
Firsthand Technology Leaders Fund	49,265,415	—	2,170,294	—	—	—
Firsthand Technology Innovators Fund	8,927,017	—	6,749,204	—	—	—
Firsthand e-Commerce Fund	32,135,496	—	—	—	—	—
Firsthand Global Technology Fund	7,361,138	—	1,982,927	—	376,130	—
Firsthand Alternative Energy Fund	2,798,703	—	—	—	80,672	—
Total	$334,757,215	$—	$68,814,261	$—	$3,699,302	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

	Firsthand Technolgy Value Fund		Firsthand Global Technology Fund		Firsthand Alternative Energy Fund
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*
Balance as of 01/01/08	$27,650,788	$—	$466,515	$—	$33,402	$—
Accrued Accretion / (Amortization)	—	—	—	—	—	—
Change in Unrealized Appreciation / (Depreciation)	(16,039,525)	—	(70,985)	—	5,709	—
Realized Market Gain / (Loss)	12,726,727	—	14,410	—	—	—
Net Purchase / (Sales)	(21,095,490)	—	(33,810)	—	41,561	—
Transfers In / (Out) of Level 3	—	—	—	—	—	—
Balance as of 3/31/2008	$3,242,500	$—	$376,130	$—	$80,672	$—

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President

Date	May 30, 2008

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date	May 30, 2008

* Print the name and title of each signing officer under his or her signature.